LOSS ON GOLDEX MINE (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Loss on suspended operations
Loss on Goldex Mine (before income and mining taxes)	$ 298,183	$ 298,183
Goldex Mine
Loss on suspended operations
Proven and probable gold reserves		1.6
Loss on Goldex Mine property, plant, and mine development	237,142	237,142
Loss on underground ore stockpile	16,641	16,641
Increase in asset retirement obligation	44,400	44,400
Loss on Goldex Mine (before income and mining taxes)	298,183
Income and mining taxes	(104,370)
Loss on Goldex Mine (after income and mining taxes)	$ 193,813